Intangible assets, net	6 Months Ended
Mar. 31, 2022
Intangible assets, net
Intangible assets, net

Note 11 – Intangible assets, net

Intangible assets, net consisted of the following:

	March 31,	September 30,
	2022	2021
	(unaudited)
Software	$16,164	$15,867
Purchased patents	1,124,438	1,103,768
Subtotal	1,140,602	1,119,635
Less: accumulated amortization	(1,127,116)	(1,051,208)
Intangible assets, net	$13,486	$68,427

Amortization expense was $55,973 and $55,435 for the six months ended March 31, 2022 and 2021, respectively.

Estimated future amortization expense is as follows:

Amortization
expense
Remainder of fiscal 2022	$9,708
Fiscal 2023	515
Fiscal 2024	515
Fiscal 2025	515
Fiscal 2026	515
Thereafter	1,718
Total	$13,486